Public Offering (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	May 14, 2019	May 10, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Subsidiary, Sale of Stock [Line Items]
Number of shares authorized				735,000	735,000		735,000
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Number of shares authorized				735,000,000	735,000,000	900,000,000
Public Offering
Subsidiary, Sale of Stock [Line Items]
Underwriting discount per unit	$ 0.20
Diamond eagle acquisition
Subsidiary, Sale of Stock [Line Items]
Number of shares authorized				5,250,000	5,250,000
Share price		$ 12.00		$ 10.00	$ 10.00
Warrants exercisable term after the completion of a business combination			30 days	30 days
Warrants exercisable term from the closing of the public offering			12 months	12 months
Warrants and Rights Outstanding, Term			5 years
Payment of underwriters discount				$ 8,000,000
Deferred underwriting compensation			$ 14,000,000	$ 14,000,000	$ 14,000,000
Diamond eagle acquisition | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Number of shares authorized			380,000,000	380,000,000	380,000,000
Diamond eagle acquisition | Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	40,000,000			40,000,000
Share price	$ 10.00			$ 10.00	$ 10.00
Number of warrants in a unit	0.33
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1
Warrants exercisable term after the completion of a business combination	30 days			30 days
Warrants exercisable term from the closing of the public offering	12 months			12 months
Warrants Issued During Period, Shares, Warrants				40,000,000
Warrants and Rights Outstanding, Term				24 months	24 months
Payment of underwriters discount	$ 8,000,000
Deferred underwriting compensation	$ 14,000,000
Deferred underwriting discount per unit	$ 0.35
Diamond eagle acquisition | Public Offering | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Share price	$ 11.50			$ 0.0001	$ 0.0001
Number of shares in a unit	1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				1	1
Diamond eagle acquisition | Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	5,000,000	5,000,000	5,000,000	5,000,000
Number of shares authorized			5,250,000
Payment of underwriters discount				$ 8,000,000
Payment for gross proceeds					$ 50,000,000
Underwriting discount per unit				$ 0.20
Deferred underwriting compensation				$ 14,000,000	$ 14,000,000
Deferred underwriting discount per unit				$ 0.35